Delaware
Investments(SM)                                     Delaware Tax-Free Money Fund
--------------------------------------
A member of Lincoln Financial Group(R)






Money Market









                              [GRAPHIC OMITTED]








                                           2 0 0 1  A N N U A L  R E P O R T

TABLE OF CONTENTS
-----------------

Letter to Shareholders            1

Performance Summary               3

Financial Statements

   Statement of Net Assets        4

   Statement of Operations        6

   Statements of Changes in
   Net Assets                     7

   Financial Highlights           8

   Notes to Financial
   Statements                    10

   Report of Independent
   Auditors                      12




A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------

A Commitment to Our Investors

Experience
o Our seasoned investment professionals average 11 years' experience, bringing a wealth of knowledge and expertise to our management team.

o We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a wide range of economic and market environments.

Performance
o   We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research and working in a disciplined investment process are essential to quality investment management.

Service
o   We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisers who can offer you individualized attention and valuable investment advice.

Diversification
o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed-income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware and its affiliates manage approximately $88 billion in assets as of March 31, 2001.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
(C)Delaware Distributors, L.P.

Dear Shareholder
May 1, 2001

Recap of Events -- As the U.S. equities markets struggled through much of the year ended April 30, 2001, money market funds generally posted positive total return performance. These funds often saw inflows during the year, as many investors may have looked to offset stock losses with more conservative investments. With high short-term interest rates through the end of 2000, money market funds were generally able to provide attractive, competitive yields for much of the year as well.

In the spring of 2000, the U.S. stock market was encountering volatility while short-term interest rates were continuing to rise. Both scenarios were generally advantageous for money market funds. At a time when the interest income on newly issued money market securities was generally rising, many investors saw reason to seek the relative safety and liquidity of the money markets. During the summer of 2000 it became clear that the U.S. Federal Reserve Board had finished raising interest rates, and by autumn fears of an economic slowdown had set in, allowing the money markets to continue their strong year.

By the first quarter of 2001, the U.S. economy was clearly mired in a slowdown, and the Fed began enacting a series of aggressive interest rate cuts. Despite the decline in short-term rates, money market funds continued to perform well on a total return basis, as many investors still sought alternatives to equity investments.

Delaware Tax-Free Money Fund delivered a total return of +3.06% (Class A shares with distributions reinvested) for the year ended April 30, 2001. Delaware Tax-Free Money Fund's daily yield as of April 30, 2001 was 2.94%, while the seven-day yield was 2.95%. By comparison, the two-year U.S. Treasury note yielded 4.28% as of April 30, 2001, while six-month Treasury bills were yielding 3.77%.*



Total Return
For the period ended April 30, 2001                                  One Year
--------------------------------------------------------------------------------
Delaware Tax-Free Money Fund -- Class A Shares                        +3.06%
--------------------------------------------------------------------------------
U.S. Consumer Price Index                                             +3.33%
Lipper Tax-Exempt Money Market Funds Average (137 funds)              +3.46%
--------------------------------------------------------------------------------
All performance shown above assumes reinvestment of dividends. Performance information for all Fund classes can be found on page 3. The U.S. Consumer Price Index is calculated by the U.S. Department of Commerce and represents the change in the price of goods and services for all urban consumers. The Lipper category represents the average returns of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.

*Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. government.
                                                                               1

Delaware Tax-Free Money Fund continues to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Although Delaware Tax-Free Money Fund is not designed for long-term investors, it has the potential to be a safe haven relative to some other investments and can be a valuable part of your diversified portfolio. For your longer-term needs, Delaware Investments offers a wide array of both tax-advantaged and taxable investments, including equity and fixed-income mutual funds. For a prospectus of any mutual fund from Delaware Investments, contact your financial adviser or call Delaware Investments at 1.800.523.1918. The prospectus contains complete information, including fees and expenses. Please read it carefully before you invest.

Market Outlook -- We expect the Federal Reserve Board to continue its current easing cycle as long as they perceive economic slowdown as a threat. We also believe that the desired effects of those continued rate decreases should eventually be felt, and that the Fed is likely to be successful in stimulating the economy in 2001.

Regardless of the short-term outlook for interest rates, we believe that Delaware Tax-Free Money Fund will continue to be an important investment vehicle, creating steady income for investors while preserving principal and offering liquidity. We encourage money market fund investors to keep in mind their broad goals and investment time horizons, and seek help in devising a regular investment plan.

Thank you for your continued confidence in and your commitment to Delaware Investments.



Sincerely,

/s/ Charles E. Haldeman, Jr.              /s/ David K. Downes
----------------------------              --------------------------------------
Charles E. Haldeman, Jr.                  David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

FUND BASICS
-----------
As of April 30, 2001

Fund Objectives
The Fund seeks to provide a high
level of current income exempt from
federal income tax, while preserving
principal and maintaining liquidity.

Total Fund Net Assets
$26.14 million

Number of Holdings
29

Fund Start Date
September 17, 1981

Your Fund Manager
Michael P. Buckley was formerly
a Vice President and Municipal
Credit Analyst for T. Rowe Price
Associates, Inc. He also has served
as an Assistant Director for the
Government Finance Research
Center of the Government Finance
Officers Association, where he
managed the Center's financial
advisory business. Mr. Buckley is a
member of the National Federation
of Municipal Analysts and past
Treasurer of the Municipal Bond
Club of Baltimore.

Nasdaq Symbols
Class A     DTFFX

CUSIP Numbers
Consultant Class     245911201

--------------------------------------------------------------------------------
Potential Benefits of Delaware Tax-Free Money Fund

Delaware Tax-Free Money Fund invests in short-term municipal money market securities issued by states, U.S. territories, and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

o Relative Safety -- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Check writing privileges -- You have the ability to write checks against your account;*

o Current income -- The Fund seeks stability of your principal and also an after-tax yield above the inflation rate;

o Convenient access to other funds in the Delaware Investments Family of Funds -- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund. Find out how we can help shape your future today.

 *For investors of Class A shares only.
**When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 1.800.523.1918. The prospectus contains complete information about the fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.
--------------------------------------------------------------------------------



Average Annual Total Returns
For the period ended April 30, 2001      One Year  5 Years   10 Years   Lifetime
--------------------------------------------------------------------------------
Delaware Tax-Free Money Fund
Class A Shares (Est. 9/17/81)             +3.06%    +2.73%    +2.63%     +3.85%
Consultant Class Shares (Est. 3/15/88)+   +3.06%    +2.73%    +2.63%     +3.82%
--------------------------------------------------------------------------------
U.S. Consumer Price Index                 +3.30%    +2.52%    +2.73%     +3.32%
--------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market Funds      +3.46%    +3.05%    +2.92%     +4.11%
Average
--------------------------------------------------------------------------------
 All performance shown above assumes reinvestment of dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. Past performance is not a guarantee of future results. The Lipper category represents the average returns of money market funds with similar investment objectives tracked by Lipper (Source: Lipper, Inc.).

+Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares.

Statement of Net Assets

DELAWARE TAX-FREE MONEY FUND
----------------------------

                                                     Principal      Market
April 30, 2001                                       Amount         Value
--------------------------------------------------------------------------------
*Variable Rate Demand Notes - 60.68%
 Bell County, Texas Health Facilities
   Development Revenue (Southern
   Healthcare System) 4.30% 12/1/19
   (LOC, Bank One Texas) ..........................  $1,100,000     $ 1,100,000

 Chester County, Pennsylvania Health & Higher
   Education Facilities Authority Revenue
   (Simpson Meadows Project) 4.25% 10/1/30
   (LOC, Allied Irish Banks PLC) ..................   1,000,000       1,000,000

 Frederick County, Maryland Educational
   Facilities Revenue (Hood College)
   4.30% 6/1/18 (LOC, Wachovia Bank) ..............   1,200,000       1,200,000

 Frederick County, Maryland Retirement
   Community Revenue (Buckingham's
   Choice Inc.) 4.20% 1/1/27
   (LOC, LaSalle National Bank;
   Parent: ABN AMRO Bank) .........................   1,100,000       1,100,000

 Illinois Development Finance Authority -
   Pollution Control Revenue (Illinois Power
   Co) Series D 4.30% 3/1/17 (LOC, JP Morgan,
   formerly Morgan Guaranty) ......................     600,000         600,000

 Illinois Health Facilities Authority Revenue
   (Swedish Covenant Hospital)
   Series A 4.20% 8/15/29 (SPA, Harris Trust &
   Savings Bank; Parent: Bank of Montreal)
   (AMBAC) ........................................     500,000         500,000

 Maryland State Health & Higher Educational
   Facilities Authority Revenue (Mercy Ridge)
   4.30% 4/1/31 (LOC, AllFirst Bank of
   Maryland; Parent: Allied Banks PLC) ............     900,000         900,000

 Maryland State Health (Mercy Ridge)
   Facilities Authority (Greater Baltimore
   Medical Center) 4.25% 7/1/25
   (SPA, AllFirst Bank of Maryland; Parent:
   Allied Banks PLC) ..............................   1,200,000       1,200,000

 Mesa, Arizona Industrial Development Authority
   (Discovery Health) - Series B 4.30% 1/1/29
   (MBIA) (SPA, JP Morgan Chase, formerly
   Chase Manhattan Bank) ..........................   1,100,000       1,100,000

 Montgomery County, Pennsylvania Higher
   Education & Health Authority (Philadelphia
   Geriatric Center) Series B 4.30% 12/1/33
   (LOC, Allied Irish Banks PLC) ..................   1,100,000       1,100,000

 Montgomery County, Pennsylvania Industrial
   Development Authority (Quaker Chemical
   Corporation Project) 3.65% 12/1/14
   (LOC, ABN Amro Bank) ...........................   1,040,000       1,040,000

 New Hampshire State Business Finance
   Authority Revenue (Foundation for
   Seacoast Health) Series A 4.25% 6/1/28
   (LOC, Fleet Bank) ..............................   1,130,000       1,130,000

                                                     Principal      Market
                                                     Amount         Value
--------------------------------------------------------------------------------
*Variable Rate Demand Notes (continued)
 Pennsylvania State Higher Educational
  Facilities Authority Revenue (Council of
  Independent Colleges - Harcum College)
  Series A5 4.35% 4/1/17
  (LOC, Allied Irish Banks PLC) ...................  $  540,000     $   540,000

 Pennsylvania State Higher Educational
  Facilities Authority Revenue (Council of
  Independent Colleges - Moravian College)
  Series E2 4.35% 11/1/19
  (LOC, PNC Bank) .................................     500,000         500,000

 Philadelphia, Pennsylvania Hospitals &
  Higher Education Facilities Authority -
  Philadelphia School - Series A-3
  4.30% 3/1/19 (LOC, First Union
  National Bank) ..................................     500,000         500,000

 Philadelphia, Pennsylvania Hospitals & Higher
  Education Facilities Authority -
  Temple East Inc. - Series B 4.30% 6/1/14
  (LOC, First Union National Bank) ................   1,100,000       1,100,000

 Pittsburgh, Pennsylvania Urban
  Redevelopment Authority (Wood Street
  Commons Project) 3.75% 12/1/16 (AMT)
  (LOC, Pittsburgh National Bank) .................   1,255,000       1,255,000
                                                                    -----------
 Total Variable Rate Demand Notes .................                  15,865,000
                                                                    -----------

 Municipal Bonds - 25.34%
 Denver, Colorado (Metropolitan Major
  League Baseball Stadium) Refunding &
  Improvement - Sales Tax - Series A
  6.10% 10/1/01 (FGIC)
  (Escrowed to Maturity) ..........................   1,000,000       1,011,831

+Gadsden East, Alabama Medical Clinic Board
 (Baptist Hospital of Gadsden Inc)
 Series A 7.80% 11/1/21-01 ........................   1,000,000       1,040,777

 Honolulu, Hawaii - Series A 5.00% 11/1/01
  (FGIC) (Escrowed to Maturity) ...................     625,000         629,707

+Illinois State Sales Tax Revenue - Series N
 6.40% 6/15/03-01 .................................     600,000         613,409

+Massachusetts State Health & Educational
  Facilities Authority Revenue
  (Fallon Healthcare System) Series A
  6.75% 6/1/20-01 (FSA) ...........................     500,000         511,413

 Oklahoma Rural Development Finance
  Corporation (Public Projects Construction
  Notes) 5.00% 6/1/01 .............................   1,200,000       1,201,603

+Reedy Creek, Florida (Improvement District
  Florida Utilities) Series 1991-1
  6.25% 10/1/11-01 (MBIA) .........................     300,000         306,782

                                                     Principal      Market
Delaware Tax-Free Money Fund                         Amount         Value
--------------------------------------------------------------------------------
  Municipal Bonds (continued)
  Washington State Public Power Supply
    System (Nuclear Project #3) Refunding -
    Series C 4.60% 7/1/01 .........................  $  305,000     $   305,584
  Washington State Public Power Supply
    System (Nuclear Project 2) - Series A
    6.30% 7/1/01 (FSA) ............................   1,000,000       1,003,080
                                                                    -----------
  Total Municipal Bonds ...........................                   6,624,186
                                                                    -----------
**Put Bonds - 4.97%
  Oklahoma State Water Resources Board
    Loan Program Revenue 3.45% 9/4/01
    (SPA, Bayerische LandesBank
    Girozentrale) .................................   1,300,000       1,300,000
                                                                    -----------
  Total Put Bonds .................................                   1,300,000
                                                                    -----------
  Commercial Paper - 9.18%
  Chesapeake, Virginia Industrial Development
    Authority Revenue (Virginia Electric
    & Power Co.) 3.30% 5/11/01
    (LOC, Chase Manhattan Bank) ...................   1,200,000       1,200,000
  Delaware County, Pennsylvania Industrial
    Development Authority Pollution Control
    Revenue (Philadelphia Electric Company)
    Series A 3.15% 6/5/01 (LOC, JP Morgan
    Chase, formerly Chase Manhattan
    Bank) (FGIC) ..................................   1,200,000       1,200,000
                                                                    -----------
  Total Commercial Paper ..........................                   2,400,000
                                                                    -----------

--------------------------------------------------------------------------------
  Total Market Value of Securities - 100.17%
    (cost $26,189,186)++ ..........................                 $26,189,186

  Liabilities Net of Receivables and
    Other Assets - (0.17%) ........................                     (45,495)
                                                                    -----------
  Net Assets Applicable to 26,143,691
    Shares Outstanding - 100.00% ..................                 $26,143,691
                                                                    ===========
  Net Asset Value - Tax-Free Money Fund
    Class A ($25,109,797 / 25,109,797 Shares) .....                       $1.00
                                                                          -----
  Net Asset Value - Tax-Free Money Fund
    Consultant Class
    ($1,033,894 / 1,033,894 Shares) ...............                       $1.00
                                                                          -----

-----------------------
 *The rates shown are the rates in effect as of 4/30/01.
**Put Bonds - Securities are variable rate and the maturity date shown is the same as the put date.
 +For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
++Also the cost for federal income tax purposes.

  Summary of Abbreviations:

  AMBAC - Insured by the American Indemnity Corporation
  AMT - Subject to Alternative Minimum Tax
  FGIC - Insured by the Financial Guaranty Insurance Company
  FSA - Insured by Financial Security Assurance
  LOC - Letter of Credit
  MBIA - Insured by the Municipal Bond Insurance Association
  SPA - Stand-by Purchase Agreement



                             See accompanying notes

Statement of Operations



Year Ended April 30, 2001                                                                              Delaware Tax-Free Money Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest ..............................................................................                               $1,069,940
                                                                                                                      ----------
Expenses:
Management fees .......................................................................             $118,463
Dividend disbursing and transfer agent fees and expenses ..............................               36,489
Registration fees .....................................................................               34,629
Reports and statements to shareholders ................................................               32,136
Professional fees .....................................................................               21,496
Accounting and administration .........................................................               10,960
Trustees' fees ........................................................................               10,792
Custodian fees ........................................................................                1,907
Taxes (other than taxes on income) ....................................................                   14
Other .................................................................................               10,270
                                                                                                    --------
                                                                                                                         277,156
Less expenses paid indirectly .........................................................                                   (1,459)
                                                                                                                      ----------
Total expenses ........................................................................                                  275,697
                                                                                                                      ----------


Net Investment Income .................................................................                                  794,243
                                                                                                                      ----------


Net Increase in Net Assets Resulting from Operations ..................................                               $  794,243
                                                                                                                      ==========


                             See accompanying notes

Statements of Changes in Net Assets



                                                                                                       Delaware Tax-Free Money Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Year Ended
                                                                                                        4/30/01         4/30/00
Increase in Net Assets from Operations:
Net investment income ........................................................................       $    794,243    $    794,908
                                                                                                     ----------------------------
Dividends to Shareholders from:
Net investment income:
  Class A ....................................................................................           (762,715)       (737,851)
  Consultant Class ...........................................................................            (31,528)        (57,057)
                                                                                                     ----------------------------
                                                                                                         (794,243)       (794,908)
                                                                                                     ----------------------------
Capital Share Transactions:
Proceeds from shares sold:
  Class A ....................................................................................         21,388,128      32,721,208
  Consultant Class ...........................................................................          1,508,655       7,546,096

Net asset value of shares issued upon reinvestment of dividends from net investment income:
  Class A ....................................................................................            726,607         698,214
  Consultant Class ...........................................................................             31,578          55,939
                                                                                                     ----------------------------
                                                                                                       23,654,968      41,021,457
                                                                                                     ----------------------------

Cost of shares repurchased:
  Class A ....................................................................................        (23,746,846)    (34,813,638)
  Consultant Class ...........................................................................         (1,692,462)     (7,788,449)
                                                                                                     ----------------------------
                                                                                                      (25,439,308)    (42,602,087)
                                                                                                     ----------------------------

Decrease in net assets derived from capital share transactions ...............................         (1,784,340)     (1,580,630)
                                                                                                     ----------------------------

Net Decrease In Net Assets ...................................................................         (1,784,340)     (1,580,630)

Net Assets:
Beginning of period ..........................................................................         27,928,031      29,508,661
                                                                                                     ----------------------------
End of period ................................................................................       $ 26,143,691    $ 27,928,031
                                                                                                     ============================



                             See accompanying notes

Financial Highlights


Selected data for each share of the Fund outstanding
throughout each period were as follows:                             Delaware Tax-Free Money Fund Class A
----------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended
                                                              4/30/01   4/30/00    4/30/99    4/30/98    4/30/97
Net asset value, beginning of period .......................  $ 1.000   $ 1.000    $ 1.000    $ 1.000    $ 1.000

Income from investment operations:
   Net investment income ...................................    0.030     0.026      0.024      0.028      0.028
                                                              --------------------------------------------------
   Total from investment operations ........................    0.030     0.026      0.024      0.028      0.028
                                                              --------------------------------------------------

Less dividends:
   Dividends from net investment income ....................   (0.030)   (0.026)    (0.024)    (0.028)    (0.028)
                                                              --------------------------------------------------
   Total dividends .........................................   (0.030)   (0.026)    (0.024)    (0.028)    (0.028)
                                                              --------------------------------------------------

Net asset value, end of period .............................  $ 1.000   $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                              ==================================================
Total return(1) ............................................    3.06%     2.61%      2.40%      2.78%      2.79%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .................  $25,110   $26,742    $28,136    $30,264    $32,659
   Ratio of expenses to average net assets .................    1.05%     0.99%      1.02%      0.91%      0.82%
   Ratio of net investment income to average net assets ....    3.02%     2.59%      2.37%      2.75%      2.75%

-----------
(1)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                         Delaware Tax-Free Money Fund Consultant Class
-----------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended
                                                              4/30/01     4/30/00    4/30/99    4/30/98   4/30/97
Net asset value, beginning of period ......................   $ 1.000     $ 1.000    $ 1.000    $ 1.000   $ 1.000

Income from investment operations:
   Net investment income ..................................     0.030       0.026      0.024      0.028     0.028
                                                              ---------------------------------------------------
   Total from investment operations .......................     0.030       0.026      0.024      0.028     0.028
                                                              ---------------------------------------------------
Less dividends:
   Dividends from net investment income ...................    (0.030)     (0.026)    (0.024)    (0.028)   (0.028)
                                                              ---------------------------------------------------
   Total dividends ........................................    (0.030)     (0.026)    (0.024)    (0.028)   (0.028)
                                                              ---------------------------------------------------

Net asset value, end of period ............................   $ 1.000     $ 1.000    $ 1.000    $ 1.000   $ 1.000
                                                              ===================================================

Total return(1) ...........................................     3.06%       2.61%      2.40%      2.78%     2.79%

Ratios and supplemental data:
   Net assets, end of period (000 omitted)                    $ 1,034     $ 1,186    $ 1,373    $ 4,573   $ 1,529

   Ratio of expenses to average net assets ................     1.05%       0.99%      1.02%      0.91%     0.82%
   Ratio of net investment income to average net assets ...     3.02%       2.59%      2.37%      2.75%     2.75%

---------------
(1)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

Notes to Financial Statements




April 30, 2001
--------------------------------------------------------------------------------
Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware business trust and currently offers one series, the Delaware Tax-Free Money
Fund (the "Fund"). These financial statements and the related notes pertain to the Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers two classes of shares, the Delaware Tax-Free Money Fund Class A and the Delaware Tax-Free Money Fund Consultant Class. Neither class has a sales charge.

The investment objective of the Fund is to seek to provide maximum current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and market premiums are accreted to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

--------------------------------------------------------------------------------
Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $607 for the period ended April 30, 2001. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2001 were approximately $852. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated daily at the following rates; 0.45% on the first $500 million of average daily net assets, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future.

At April 30, 2001, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC ............................  $ 4,486
Dividend disbursing, transfer agent fees, accounting
    and other expenses payable to DSC ...............................    1,091
Other expenses payable to DMC and affiliates ........................   25,765

--------------------------------------------------------------------------------
3. Capital Shares
Transactions in capital shares were as follows:

                                                           Year Ended
                                                     4/30/01        4/30/00
Shares sold:
  Class A . . . . . . . . . . . . . . .             21,388,128     32,721,208
  Consultant Class  . . . . . . . . . .              1,508,655      7,546,096

Shares issued upon reinvestment
  of dividends from net
  investment income:
  Class A . . . . . . . . . . . . . . .                726,607        698,214
  Consultant Class  . . . . . . . . . .                 31,578         55,939
                                                   -----------    -----------
                                                    23,654,968     41,021,457
                                                   -----------    -----------

Shares repurchased:
  Class A . . . . . . . . . . . . . . .            (23,746,846)   (34,813,638)
  Consultant Class  . . . . . . . . . .             (1,692,462)    (7,788,449)
                                                   -----------    -----------
                                                   (25,439,308)   (42,602,087)
                                                   -----------    -----------
Net decrease  . . . . . . . . . . . . .             (1,784,340)    (1,580,630)
                                                   ===========    ===========


4. Market and Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

5. Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2001, the Fund designates as tax-exempt income distributions paid during the year as follows:

             (A)
Tax-Exempt Income Distributions           Total Distributions (Tax Basis)
-------------------------------           -------------------------------
             100%                                     100%

--------------
(A) is based on a percentage of the Fund's total distributions.

Report of Independent Auditors










--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees

Delaware Group Tax-Free Money Fund -- Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the "Fund") as of April 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Tax-Free Money Fund at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP
                                                           ---------------------

Philadelphia, Pennsylvania
June 8, 2001

[GRAPHIC OMITTED]

DELAWARE INVESTMENTS FAMILY OF FUNDS
------------------------------------

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

Growth of Capital                                    International and Global             Tax-Exempt Income
  o Technology and Innovation                          o Emerging Markets Fund              o National High-Yield
     Fund                                              o Overseas Equity Fund+                 Municipal Bond Fund
  o American Services Fund                             o New Pacific Fund+                  o Tax-Free USA Fund
  o Select Growth Fund                                 o International Equity Fund          o Tax-Free Insured Fund
  o Trend Fund                                       Current Income                         o Tax-Free USA
  o Growth Opportunities Fund                          o Delchester Fund                       Intermediate Fund
  o Small Cap Value Fund                               o High-Yield                         o State Tax-Free Funds*
  o U.S. Growth Fund                                      Opportunities Fund              Stability of Principal
  o Tax-Efficient Equity Fund+                         o Strategic Income Fund              o Cash Reserve Fund
  o Social Awareness Fund                              o Corporate Bond Fund                o Tax-Free Money Fund
  o Core Equity Fund**                                 o Extended Duration
                                                          Bond Fund
Total Return                                           o American Government              Asset Allocation
  o Blue Chip Fund+                                       Bond Fund                         o Foundation Funds
  o Devon Fund                                         o U.S. Government                       Growth Portfolio
  o Growth and Income Fund                                Securities Fund+                     Balanced Portfolio
  o Decatur Equity                                     o Limited-Term                          Income Portfolio
     Income Fund                                          Government Fund
  o REIT Fund
  o Balanced Fund



 *Available for the following states: Arizona, California, Colorado, Florida,
  Idaho, Iowa+, Kansas+, Minnesota, Missouri, Montana+, New Jersey+, New Mexico+, New York, North Dakota+, Oregon, Pennsylvania, and Wisconsin+. Insured and intermediate bond funds are available in selected states.

**Formerly Growth Stock Fund

 +Closed to new investors effective April 23, 2001.

[GRAPHIC OMITTED]

                                                     For Shareholders
                                                     800 523-1918

                                                     For Securities Dealers
                                                     800 362-7500

                                                     For Financial Institutions

                                                     Representatives Only
                                                     800 659-2265

                                                     www.delawareinvestments.com

This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. government.
--------------------------------------------------------------------------------

BOARD OF TRUSTEES                                 Thomas F. Madison                             Investment Manager
                                                  President and Chief Executive Officer         Delaware Management Company
Charles E. Haldeman, Jr.                          MLM Partners, Inc.                            Philadelphia, PA
Chairman                                          Minneapolis, MN
Delaware Investments Family of Funds                                                            International Affiliate
Philadelphia, PA                                  Janet L. Yeomans                              Delaware International Advisers Ltd.
                                                  Vice President and Treasurer                  London, England
Walter P. Babich                                  3M Corporation
Board Chairman                                    St. Paul, MN                                  National Distributor
Citadel Constructors, Inc.                                                                      Delaware Distributors, L.P.
King of Prussia, PA                                                                             Philadelphia, PA

David K. Downes                                   AFFILIATED OFFICERS                           Shareholder Servicing, Dividend
President and Chief Executive Officer                                                           Disbursing and Transfer Agent
Delaware Investments Family of Funds              William E. Dodge                              Delaware Service Company, Inc.
Philadelphia, PA                                  Executive Vice President and                  Philadelphia, PA
                                                  Chief Investment Officer, Equity
John H. Durham                                    Delaware Investments Family of Funds          2005 Market Street
Private Investor                                  Philadelphia, PA                              Philadelphia, PA 19103-7057
Horsham, PA
                                                  Jude T. Driscoll
John A. Fry                                       Executive Vice President and
Executive Vice President                          Head of Fixed Income
University of Pennsylvania                        Delaware Investments Family of Funds
Philadelphia, PA                                  Philadelphia, PA

Anthony D. Knerr                                  Richard J. Flannery
Consultant, Anthony Knerr & Associates            President and Chief Executive Officer
New York, NY                                      Delaware Distributors, L.P.
                                                  Philadelphia, PA
Ann R. Leven
Former Treasurer, National Gallery of Art
Washington, DC





(4710)                                                        Printed in the USA
AR-006 [4/01] PPL 6/01                                                     J7156